Depreciation and Amortisation Expense - Schedule of Depreciation and Amortisation Expense (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Depreciation and Amortisation Expense [Abstract]
Amortisation expenses	$ 618,803	$ 604,794
Depreciation on machinery	2,184	1,703
Total depreciation and amortisation expense	$ 620,987	$ 606,497